Contractual obligations (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Contractual Obligations
Upfront payment for silver streaming arrangement	$ 250,000
Payable silver equivalent	10.00%
Sale silver streaming arrangement	$ 19,500
Payable silver content	25.00%